Disclosure of Cash Flow - Summary of Non-cash Transactions and are Presented for Disclosure Purposes (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investing activities
Available-for-sale financial assets		$ 5,564,130	$ 207,817
Financing activities
Financed Public Works Contracts			146,217,292
Currency translation effect	$ 846,191	6,096,459	21,386,903
Accrued interest not charged	9,333,347	9,053,852	3,597,654
Accrued interest unpaid	$ 5,437,633	$ 8,734,131	$ 9,326,945